Condensed Interim Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current
Cash	$ 26,287,968	$ 29,892,966
Accounts receivable	48,724,699	75,641,780
Inventories	215,103,160	249,606,756
Prepaid expenses and other current assets	2,181,322	1,553,276
Current assets	292,297,149	356,694,778
Non-current
Other non-current assets	7,879,733	6,994,815
Property, plant and equipment	186,611,153	198,536,683
Right-of-use assets	90,986,710	89,663,139
Intangible assets	189,170,558	175,703,257
Contract asset	13,255,046	13,528,646
Non-current assets	487,903,200	484,426,540
Total assets	780,200,349	841,121,318
Current
Trade and other payables	57,905,846	92,424,961
Deferred revenue and other deferred liabilities	44,253,046	18,267,139
Current portion of long-term debt and other debts	149,540,872	27,056,476
Current portion of lease liabilities	8,190,021	7,984,563
Current liabilities	259,889,785	145,733,139
Non-current
Long-term debt and other debts	143,095,183	197,885,889
Lease liabilities	87,217,483	83,972,023
Share warrant obligations	5,521,709	29,582,203
Conversion options on convertible debt instruments	4,041,036	25,034,073
Non-current liabilities	239,875,411	336,474,188
Total liabilities	499,765,196	482,207,327
SHAREHOLDERS’ EQUITY
Share capital	489,454,628	489,362,920
Contributed surplus	141,195,903	139,569,185
Deficit	(330,654,757)	(255,746,097)
Cumulative translation adjustment	(19,560,621)	(14,272,017)
Total shareholders’ equity	280,435,153	358,913,991
Total shareholders’ equity and liabilities	$ 780,200,349	$ 841,121,318